Investments (Consolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total assets	$ 116	$ 3,559
Total liabilities	11	24
MRSC (collateral financing arrangement (primarily securities))
Variable Interest Entity [Line Items]
Total assets	0	3,422
Total liabilities	0	0
Consolidated securitization entities
Variable Interest Entity [Line Items]
Total assets	116	137
Total liabilities	$ 11	$ 24